CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim China Technology ETF
Guggenheim S&P Global Water Index ETF
Guggenheim Shipping ETF
Guggenheim China All-Cap ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Timber ETF
Guggenheim EW Euro-Pacific LDRs ETF
Guggenheim Frontier Markets ETF
Guggenheim Solar ETF
Guggenheim Airline ETF
Guggenheim Canadian Energy Income ETF
Guggenheim International Multi-Asset Income ETF

Supplement to the currently effective Statement of Additional Information (“SAI”) for the above listed Funds:

Effective October 13, 2010, J. Thomas Futrell has resigned as Chief Executive Officer and Steven M. Hill has resigned as Chief Financial Officer, Chief Accounting Officer and Treasurer of Claymore Exchange-Traded Fund Trust 2.  The Board of Trustees has elected Kevin M. Robinson as Chief Executive Officer to replace Mr. Futrell and Bruce Albelda as Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer to replace Mr. Hill.  Accordingly, the information relating to Mr. Futrell, Mr. Hill and Mr. Robinson in the Executive Officer table in the “Management” section of the SAI for the above Funds is hereby deleted and replaced with the following:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Kevin M. Robinson Year of birth: 1959	Chief Executive Officer Chief Legal Officer	Since 2010 Since 2008
Senior Managing Director, General Counsel and Corporate Secretary (2007-present) of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Services Group, Inc. and Guggenheim Funds Distributors, Inc.; Chief Executive Officer and Chief Legal Officer of certain funds in the Fund Complex. Formerly, Associate General Counsel (2000- 2007) of NYSE Euronext, Inc. Formerly, Archipelago Holdings, Inc.  Senior Managing Director and Associate General Counsel (1997-2000) of ABN Amro Inc. Formerly, Senior Counsel in the Enforcement Division (1989-1997) of the U.S. Securities and Exchange Commission.

Bruce Albelda Year of birth: 1963	Interim Chief Financial Officer, Interim Chief Accounting Officer, Interim Treasurer	Since 2010
Senior Managing Director and Chief Financial Officer of Guggenheim Funds Services Group, Inc. and Claymore Investments, Inc. (2006-present). Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer of certain funds in the Fund Complex. Formerly, consultant for Concentric Equity Partners (2006). Formerly, Chief Financial Officer of Cantata Technology (2003-2006).  Formerly, Chief Financial Officer of Airslide Systems (2001-2003). Formerly, Vice President, Investor Relations of Westell Technologies (1996-2001).

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference
October 15, 2010
ETF-SAI-T2ANN-SUP101510